Inventories, Net	12 Months Ended
Dec. 31, 2013
Inventories, Net

Note E: Inventories, Net

December 31
(add 000)	2013	2012
Finished products	$368,334	$355,881
Products in process and raw materials	16,077	16,442
Supplies and expendable parts	61,922	56,805
	446,333	429,128
Less allowances	(99,026)	(96,817)
Total	$347,307	$332,311